RESTRUCTURING AND IMPAIRMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impairment [Line Items]
Impairment of intangible assets	$ 224	$ 393	$ 858
Impairment of Intangible Assets, Finite-lived		227	233
ImpairmentOfIntangibleAssetsIndefinitelivedExcludingGoodwill	108	166	625
Impairment charge during the year on property, plant and equipment	163	61	190
Impairment Restructuring And Others [Abstract]
Impairment of long-lived assets	387	524	1,071
Restructuring	246	201	221
Other expenses	17	63	(33)
Total	650	788	1,259
Restructuring Reserve [Roll Forward]
Charges made	246	201	221
Charges made	246	201	221
MDT-637 [Member]
Impairment [Line Items]
ImpairmentOfIntangibleAssetsIndefinitelivedExcludingGoodwill	$ 102